LORD ASSET MANAGEMENT TRUST

Thomas White International Fund
Thomas White Emerging Markets Fund
Thomas White American Opportunities Fund
(together, the “Funds”)

Supplement dated December 6, 2016
to the Summary Prospectus for each Fund dated March 1, 2016

Effective immediately, Rishabh Halakhandi no longer serves as a portfolio manager of the Funds and Rex Mathew has been added as a portfolio manager of the Funds. Thomas S. White, Jinwen Zhang, Wei Li, Douglas M. Jackman, Jianzhong (John) Wu and Ramkumar Venkatramani continue to serve as portfolio managers of the Funds.

Effective immediately, the references and biographical information relating to Rishabh Halakhandi in the sections titled “Management” of each Fund’s Summary Prospectus are hereby deleted and replaced with the following:

Rex Mathew, CM, Investment Committee Member of TWI. Mr. Mathew has served as a Portfolio Manager since December 2016.

Investors should retain this supplement for future reference.

LORD ASSET MANAGEMENT TRUST

Thomas White International Fund
Thomas White Emerging Markets Fund
Thomas White American Opportunities Fund
 (together, the “Funds”)

Supplement dated December 6, 2016
to the Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2016

Effective immediately, the Prospectus and SAI are revised as follows:

In the sections titled “Management” on pages 8, 18 and 25 of the Prospectus, the references and biographical information relating to Rishabh Halakhandi are hereby deleted and replaced with the following:

Rex Mathew, CM, Investment Committee Member of TWI. Mr. Mathew has served as a Portfolio Manager since December 2016.

In the section titled “The Advisor” on pages 35-37 of the Prospectus, the 12th paragraph referring to Rishabh Halakhandi is hereby deleted and replaced with the following:

Rex Mathew, CM, became a portfolio manager of the Funds in December 2016 and has been managing investments for 9 years. He is an Investment Committee Member of TWI, which he joined in 2007. Prior to that, he was a financial journalist for The Information Company Pvt. Ltd. in Mumbai, India.

In the section titled “Investment Management Services” on pages 28-35 of the SAI, the following changes have been made:

The disclosure in the sub-section titled “Other Accounts Managed” on page 32 is deleted in its entirety and replaced with the following:

The table below identifies accounts, other than the Funds, for which Thomas S. White, Jr., Jinwen Zhang, Ph.D, CFA, Wei Li, Ph.D, CFA, Douglas M. Jackman, CFA, Jianzhong (John) Wu, Ph.D., CFA, Rex Mathew, CM and Ramkumar Venkatramani, CFA, the Funds’ Portfolio Managers, were either jointly or primarily responsible for the day-to-day portfolio management, for the fiscal year ended October 31, 2016.

Other Accounts	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (in millions)

Registered Investment Companies	1	$115.2	0	$0
Other Pooled Investment Vehicles	5	$701.9	0	$0
Other Accounts	866	$533.0	0	$0

The table in the sub-section titled “Compensation” on page 33 is deleted in its entirety and replaced with the following:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Thomas S. White, Jr.	International Fund – $500,001-$1,000,000 Emerging Markets Fund – $500,001-$1,000,000 American Opportunities Fund – Over $1,000,000
Jinwen Zhang, Ph.D, CFA*	International Fund – $50,001-$100,000 Emerging Markets Fund – $1-$10,000 American Opportunities Fund – None
Wei Li, Ph.D, CFA*	International Fund – $100,001-$500,000 Emerging Markets Fund – $100,001-$500,000 American Opportunities Fund – $100,001-$500,000
Douglas M. Jackman, CFA*	International Fund – $100,001-$500,000 Emerging Markets Fund – $50,001-$100,000 American Opportunities Fund – $100,001-$500,000
Jianzhong (John) Wu, Ph.D, CFA*	International Fund – None Emerging Markets Fund – $100,001-$500,000 American Opportunities Fund – $10,001-$50,000
Rex Mathew, CM**	International Fund – $10,001-$50,000 Emerging Markets Fund – $10,001-$50,000 American Opportunities Fund – None
Ramkumar Venkatramani, CFA*	International Fund – None Emerging Markets Fund – None American Opportunities Fund – None

*	Ms. Zhang and Messrs. Li, Jackman, Wu and Venkatramani became Portfolio Managers in February 2016 and information provided is as of October 31, 2015.

**	Mr. Mathew became a Portfolio Manager in December 2016 and information provided is as of October 31, 2016.

Investors should retain this supplement for future reference.